Related-Party and Party-In-Interest Transactions - Schedule of Investments Held by Party-In-Interest (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held by parties-in-interest	$ 683,562,499	$ 590,712,929
EBP, Employer, Common Stock And Fidelity Management Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held by parties-in-interest	551,631,674	468,843,415
EBP, Fidelity Management Trust Company
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held by parties-in-interest	491,306,477	413,498,661
Company Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments held by parties-in-interest	$ 60,325,197	$ 55,344,754